Average Annual Total Returns - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund	Apr. 01, 2023
Fidelity Series Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(4.75%)
Past 5 years	7.59%
Past 10 years	10.35%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.43%)
Past 5 years	5.18%
Past 10 years	8.02%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.04%)
Past 5 years	5.59%
Past 10 years	7.84%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%